BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income	$ 62,641	$ 113,835
Weighted average number of shares outstanding, basic (in shares)	53,702,846	53,688,462
Weighted average number of shares outstanding, diluted (in shares)	53,702,846	53,688,462
Basic earnings/(loss) per share (in dollars per share)	$ 1.17	$ 2.12
Diluted earnings/(loss) per share (in dollars per share)	$ 1.17	$ 2.12